Employees' Retirement Benefits (Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	0.50%	1.00%	1.40%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%